Summary of Significant Accounting Policies (Details) - Spinnova Plc (Direct) (“Spinnova”) - Foreign countries - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of significant accounting policies [Line Items]
Investments Accounted for Using Equity Method, Excluding Goodwill	R$ 85,754	R$ 95,254
Proportion of ownership interest in associate	18.76%